ALLOWANCE FOR LOAN AND LEASE LOSSES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan and lease losses	$ 1,715,000	$ (1,841,000)	$ 195,000
Net charge-offs	1,504,000	7,022,000	26,484,000
FDIC loss sharing income	(2,487,000)	365,000	3,720,000
Allowance for covered loan losses	10,200,000	10,000,000	18,900,000
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loss share expenses primarily related to losses on covered OREO	2,600,000	$ 3,600,000	$ 5,900,000
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	250,000
Real estate - residential | Non Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold	100,000
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 100,000